INVESTMENTS (Schedule of Investments Categorized by Investment Class) (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2021 USD ($)
Cost method and equity method investments
Impairment loss on equity investment	¥ 0	$ 0	¥ (33,706)
Loss from equity method investments	(8,772)	(1,359)	¥ (7,980)
Carrying amount of equity method investments	20,849			¥ 55,928	$ 3,229
Equity investments at fair value without readily determinable fair value Aggregated Cost	68,168			69,152	10,558
Carrying amount of equity investments without readily determinable fair value	43,181			44,044	6,688
Equity Method Investments [Member]
Cost method and equity method investments
Cost of equity method investments	22,325			304,632	3,458
Impairment loss on equity investment	(2,657)	(412)		(206,522)
Loss from equity method investments	1,181	183		(42,182)
Carrying amount of equity method investments	20,849			55,928	3,229
Equity Method Investments Fair Value [Member]
Cost method and equity method investments
Equity investments at fair value without readily determinable fair value Aggregated Cost	68,168			69,152	10,558
Impairment on equity investments at fair value without readily determinable fair value	(24,987)	$ (3,870)		(25,108)
Carrying amount of equity investments without readily determinable fair value	43,181			44,044	6,688
Privately Held Entities [Member] | Equity Method Investments [Member]
Cost method and equity method investments
Cost of equity method investments	10,000			9,000	1,549
Privately Held Entities [Member] | Equity Method Investments Fair Value [Member]
Cost method and equity method investments
Equity investments at fair value without readily determinable fair value Aggregated Cost	48,553			48,810	7,520
Limited partnership [Member] | Equity Method Investments [Member]
Cost method and equity method investments
Cost of equity method investments	12,325			12,380	1,909
Limited partnership [Member] | Equity Method Investments Fair Value [Member]
Cost method and equity method investments
Equity investments at fair value without readily determinable fair value Aggregated Cost	19,615			20,342	3,038
Listed Company [Member] | Equity Method Investments [Member]
Cost method and equity method investments
Cost of equity method investments	¥ 0			¥ 283,252	$ 0